Deferred income (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Deferred Income [Abstract]
Current	₨ 1,972,483	₨ 1,792,342
Non - Current	2,323,958	1,797,611
Total	₨ 4,296,441	₨ 3,589,953